OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) ¥ in Millions			6 Months Ended				7 Months Ended				12 Months Ended
		Oct. 02, 2020	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	May 30, 2022 USD ($)	May 30, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Revenue	[1]										$ 24,233,463	$ 19,390,579	$ 11,062,775
Debt instrument covenant description									The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation
Contract term		4 years
Other Assets, Noncurrent											1,775,540	2,948,681
Cost, Amortization											1,200,000	1,400,000
Advertising [Member]
Revenue											$ 5,397,610	$ 2,577,712
IOV Software And Related Equipment [Member]
Ownership percentage											100.00%
UNITED STATES
Due to related parties current and noncurrent													4,300,000	¥ 30.0	$ 4,300,000	¥ 30.0
Other commitment													$ 4,300,000	¥ 30.0	$ 4,300,000	¥ 30.0
UNITED STATES | Advertising [Member]
Revenue							$ 510,000	¥ 3.3	$ 462,000	¥ 3.0
Increase in revenue			$ 2,285,000	¥ 14.1	$ 531,000	¥ 3.4			$ 462,000	¥ 3.0

[1]	Revenues by operating segments exclude intercompany transactions.